SEGMENT REPORTING	12 Months Ended
Dec. 25, 2021
SEGMENT REPORTING

M.SEGMENT REPORTING

ASC 280, Segment Reporting (“ASC 280”), defines operating segments as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance.

We operate manufacturing, treating and distribution facilities internationally, but primarily in the United States. Our business segments consist of UFP Retail Solutions, UFP Industrial and UFP Construction and align with the end markets we serve. This segment structure allows for a specialized and consistent sales approach among Company operations, efficient use of resources and capital, and quicker introduction of new products and services. We manage the operations of our individual locations primarily through a market-centered reporting structure under which each location is included in a business unit and business units are included in our Retail, Industrial, and Construction segments. Two customers, The Home Depot and Lowes, accounted for approximately 16% and 10%, respectively, of our total net sales in fiscal 2021. These customers accounted for approximately 24% and 4%, respectively, of our total net sales in fiscal 2020 and 19% and 4%, respectively, in 2019.

The exception to this market-centered reporting and management structure is our International segment, which comprises our Mexico, Canada, Europe, India, and Australia operations and sales and buying offices in other parts of the world and our Ardellis segment, which represents our wholly owned fully licensed captive insurance company based in Bermuda. Our International and Ardellis segments do not meet the quantitative thresholds in order to be separately reported and accordingly, the International and Ardellis segments have been aggregated in the “All Other” segment for reporting purposes.

“Corporate” includes purchasing, transportation and administrative functions that serve our operating segments. Operating results of Corporate primarily consist net sales to external customers initiated by UFP Purchasing and UFP Transportation and over (under) allocated costs. The operating results of UFP Real Estate, Inc., which owns and leases real estate, and UFP Transportation Ltd., which owns, leases and operates transportation equipment, are also included in the Corporate column. Inter-company lease and service charges are assessed to our operating segments for the use of these assets and services at fair market value rates. Total assets in the Corporate column include unallocated cash and cash equivalents, certain prepaid assets, certain property, equipment and other assets pertaining to the centralized activities of Corporate, UFP Real Estate, Inc., UFP Transportation Ltd, and UFP Purchasing.

	2021
				All
	Retail	Industrial	Construction	Other	Corporate	Total
Net sales to outside customers	$3,418,337	$2,148,142	$2,698,434	$362,473	$8,748	$8,636,134
Intersegment net sales	214,400	85,954	82,026	455,874	(838,254)	—
Interest expense	98	12	1	184	13,519	13,814
Amortization expense	2,780	6,093	3,525	1,336	214	13,948
Depreciation expense	16,955	26,219	13,151	2,094	25,765	84,184
Segment earnings before income taxes	124,790	264,958	264,238	80,905	(8,555)	726,336
Segment assets	844,189	741,672	736,157	343,363	579,890	3,245,271
Capital expenditures	40,408	42,652	22,344	5,140	40,622	151,166

	2020
				All
	Retail	Industrial	Construction	Other	Corporate	Total
Net sales to outside customers	$2,167,122	$1,072,117	$1,695,684	$217,094	$1,981	$5,153,998
Intersegment net sales	142,839	45,217	68,294	283,689	(540,039)	—
Interest expense	2	22	—	90	9,197	9,311
Amortization expense	1,482	4,159	2,152	877	46	8,716
Depreciation expense	11,675	15,163	12,123	1,619	23,384	63,964
Segment earnings before income taxes	155,364	83,430	69,092	38,333	(5,236)	340,983
Segment assets	510,464	416,487	510,972	196,856	770,112	2,404,891
Capital expenditures	16,277	21,141	16,902	2,258	32,604	89,182

	2019
				All
	Retail	Industrial	Construction	Other	Corporate	Total
Net sales to outside customers	$1,498,710	$1,085,635	$1,637,156	$193,785	$723	$4,416,009
Intersegment net sales	135,705	45,010	56,116	200,426	(437,257)	—
Interest expense	—	108	16	97	8,479	8,700
Amortization expense	1,380	3,034	1,164	747	—	6,325
Depreciation expense	11,041	14,340	11,465	1,532	22,116	60,494
Segment earnings before income taxes	61,708	82,913	82,407	22,025	(8,379)	240,674
Segment assets	402,221	377,329	522,638	136,990	450,299	1,889,477
Capital expenditures	15,502	20,134	16,097	2,150	31,050	84,933

Information regarding principal geographic areas was as follows (in thousands):

	2021		2020		2019
		Long-Lived		Long-Lived		Long-Lived
		Tangible		Tangible		Tangible
	Net Sales	Assets	Net Sales	Assets	Net Sales	Assets
United States	$8,395,737	$679,757	$5,022,014	$478,325	$4,308,618	$469,605
Foreign	240,397	54,873	131,984	36,380	107,391	36,878
Total	$8,636,134	$734,630	$5,153,998	$514,705	$4,416,009	$506,483

The following table presents, for the periods indicated, our disaggregated net sales (in thousands) by business unit for each segment and our percentage of value-added and commodity-based sales to total net sales by segment.

	Year Ended
	December 25,	December 26,	December 28,
	2021	2020	2019
Retail
Deckorators	$248,765	$219,930	$185,221
Prowood	1,349,901	1,215,201	786,720
Outdoor Essentials	392,826	299,684	227,767
Sunbelt	773,909	—	—
UFP Edge	148,927	114,987	95,608
Handprint	101,090	88,351	52,553
Retail Building Materials	395,894	225,253	149,153
Other	7,025	3,716	1,688
Total Retail	$3,418,337	$2,167,122	$1,498,710

Industrial
North Industrial	$615,092	$385,132	$376,515
Southeast Industrial	395,069	229,316	255,419
Southwest Industrial	400,515	238,643	241,774
West Industrial	363,300	206,022	197,686
PalletOne	355,347	—	—
Protective Packaging	18,819	13,004	14,241
Total Industrial	$2,148,142	$1,072,117	$1,085,635

Construction
Factory Built	$1,098,905	$597,017	$479,927
Site Built	1,190,393	725,899	708,767
Commercial	259,360	221,988	290,785
Concrete Forming	149,776	150,780	157,677
Total Construction	$2,698,434	$1,695,684	$1,637,156

All Other	$362,473	$217,094	$193,785

Corporate	$8,748	$1,981	$723

Total Net Sales	$8,636,134	$5,153,998	$4,416,009

Value-Added
Retail	43.2%	53.8%	57.8%
Industrial	67.7%	64.7%	66.2%
Construction	73.0%	76.3%	81.4%
All Other and Corporate	74.9%	75.6%	75.8%
Total	59.7%	64.3%	69.3%

Commodity-Based
Retail	56.8%	46.2%	42.2%
Industrial	32.3%	35.3%	33.8%
Construction	27.0%	23.7%	18.6%
All Other and Corporate	25.1%	24.4%	24.2%
Total	40.3%	35.7%	30.7%